Payden Emerging Markets Local Bond Fund
1
Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (95%)
Brazil (BRL) (11%
)
5,700,000 Brazil Letras do Tesouro Nacional , 12.44%,
1/01/24 BRL (a)(b) $ 1,147
536,446 Brazil Notas do Tesouro Nacional Serie B ,
6.00%, 8/15/50 BRL (b) 122
13,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/25 BRL (b) 2,720
3,900,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/29 BRL (b) 812
4,600,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (b) 944
5,745
Chile (CLP) (3%
)
200,000,000 Bonos de la Tesoreria de la Republica en pesos ,
5.10%, 7/15/50 CLP (b) 233
670,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 5.80%, 6/01/24 CLP (b)(c)(d) 789
410,000,000 Bonos de la Tesoreria de la Republica en pesos
144A, 6.00%, 4/01/33 CLP (b)(c)(d) 514
85,000,000 Bonos de la Tesoreria de la Republica en pesos
Series 30YR, 6.00%, 1/01/43 CLP (b) 111
1,647
China (CNY) (7%
)
12,320,000 China Government Bond , 2.85%, 6/04/27
CNY (b) 1,758
2,000,000 China Government Bond , 3.02%, 10/22/25
CNY (b) 285
10,410,000 China Government Bond Series 1906, 3.29%,
5/23/29 CNY (b) 1,524
3,567
Colombia (COP) (6%
)
632,558,257 Colombian TES , 3.50%, 5/07/25 COP (b) 159
1,516,000,000 Colombian TES Series B, 5.75%, 11/03/27
COP (b) 333
778,000,000 Colombian TES Series B, 6.00%, 4/28/28
COP (b) 170
805,500,000 Colombian TES Series B, 7.00%, 3/26/31
COP (b) 173
3,702,900,000 Colombian TES Series B, 7.50%, 8/26/26
COP (b) 887
2,510,000,000 Colombian TES Series B, 9.25%, 5/28/42
COP (b) 577
445,000,000 Empresas Publicas de Medellin ESP 144A,
7.63%, 9/10/24 COP (b)(c) 107
1,436,000,000 Empresas Publicas de Medellin ESP 144A,
8.38%, 11/08/27 COP (b)(c) 298
655,000,000 Financiera de Desarrollo Territorial SA Findeter
144A, 7.88%, 8/12/24 COP (b)(c) 158
2,862
Czech Republic (CZK) (3%
)
29,500,000 Czech Republic Government Bond Series 125,
1.50%, 4/24/40 CZK (b) 923
20,640,000 Czech Republic Government Bond Series 103,
2.00%, 10/13/33 CZK (b) 791
1,714
Hungary (HUF) (3%
)
331,220,000 Hungary Government Bond Series 30/A, 3.00%,
8/21/30 HUF (b) 744
Principal
or Shares Security Description
Value
(000)
143,960,000 Hungary Government Bond Series 41/A, 3.00%,
4/25/41 HUF (b) $ 237
124,000,000 Hungary Government Bond Series 31/A, 3.25%,
10/22/31 HUF (b) 271
29,620,000 Hungary Government Bond Series 32/A, 4.75%,
11/24/32 HUF (b) 70
18,110,000 Hungary Government Bond Series 28/A, 6.75%,
10/22/28 HUF (b) 50
1,372
Indonesia (IDR) (7%
)
9,783,000,000 Indonesia Treasury Bond Series FR87, 6.50%,
2/15/31 IDR (b) 654
28,677,000,000 Indonesia Treasury Bond Series FR96, 7.00%,
2/15/33 IDR (b) 2,003
5,661,000,000 Indonesia Treasury Bond Series FR68, 8.38%,
3/15/34 IDR (b) 433
5,851,000,000 Indonesia Treasury Bond Series FR79, 8.38%,
4/15/39 IDR (b) 456
3,546
Luxembourg (BRL) (1%
)
1,542,761 Swiss Insured Brazil Power Finance Sarl 144A,
9.85%, 7/16/32 BRL (b)(c) 306
Malaysia (MYR) (9%
)
800,000 Malaysia Government Bond Series 0319, 3.48%,
6/14/24 MYR (b) 178
1,635,000 Malaysia Government Bond Series 0513, 3.73%,
6/15/28 MYR (b) 364
1,760,000 Malaysia Government Bond Series 0219, 3.89%,
8/15/29 MYR (b) 393
4,340,000 Malaysia Government Bond Series 0417, 3.90%,
11/16/27 MYR (b) 975
2,240,000 Malaysia Government Bond Series 0316, 3.90%,
11/30/26 MYR (b) 503
2,685,000 Malaysia Government Bond Series 0222, 4.70%,
10/15/42 MYR (b) 641
2,850,000 Malaysia Government Bond Series 0317, 4.76%,
4/07/37 MYR (b) 681
1,950,000 Malaysia Government Bond Series 0418, 4.89%,
6/08/38 MYR (b) 475
4,210
Mexico (MXN) (11%
)
4,730,000 America Movil SAB de CV , 9.50%, 1/27/31
MXN (b) 283
7,270,000 Grupo Televisa SAB , 7.25%, 5/14/43 MXN (b) 290
790,000 Mexican Bonos Series M, 5.00%, 3/06/25
MXN (b) 44
5,900,000 Mexican Bonos Series M, 5.75%, 3/05/26
MXN (b) 321
15,260,000 Mexican Bonos Series M, 8.00%, 11/07/47
MXN (b) 831
10,060,000 Mexican Bonos Series M, 8.50%, 5/31/29
MXN (b) 592
19,230,000 Mexican Bonos Series M, 8.50%, 11/18/38
MXN (b) 1,114
17,080,000 Mexican Bonos Series M, 10.00%, 12/05/24
MXN (b) 1,015
8,258,165 Mexican Udibonos Series S, 3.50%, 11/16/23
MXN (b) 490
5,860,000 Petroleos Mexicanos 13-2, 7.19%, 9/12/24
MXN (b) 327
5,307

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Morocco (USD) (0%
)
200,000 Morocco Government International Bond 144A,
5.95%, 3/08/28 (c) $ 202
Oman (USD) (0%
)
200,000 Oman Government International Bond 144A,
7.38%, 10/28/32 (c) 223
Peru (PEN) (5%
)
2,520,000 Banco de Credito del Peru S.A. 144A, 4.65%,
9/17/24 PEN (b)(c) 668
2,545,000 Fondo MIVIVIENDA SA 144A, 7.00%, 2/14/24
PEN (b)(c) 697
1,631,000 Peru Government Bond , 5.35%, 8/12/40
PEN (b) 387
2,145,000 Peru Government Bond , 5.94%, 2/12/29
PEN (b) 589
1,240,000 Peru Government Bond 144A, 7.30%, 8/12/33
PEN (b)(c)(d) 358
2,699
Philippines (PHP) (1%
)
17,000,000 Philippine Government International Bond ,
6.25%, 1/14/36 PHP (b) 306
Poland (PLN) (2%
)
1,870,000 Republic of Poland Government Bond Series
0432, 1.75%, 4/25/32 PLN (b) 351
745,000 Republic of Poland Government Bond Series
0726, 2.50%, 7/25/26 PLN (b) 172
2,705,000 Republic of Poland Government Bond Series
0527, 3.75%, 5/25/27 PLN (b) 641
1,164
Romania (RON) (4%
)
4,810,000 Romania Government Bond Series 15Y, 3.65%,
9/24/31 RON (b) 895
885,000 Romania Government Bond Series 8Y, 4.15%,
1/26/28 RON (b) 181
950,000 Romania Government Bond Series 10Y, 5.00%,
2/12/29 RON (b) 199
2,430,000 Romania Government Bond Series 15YR,
5.80%, 7/26/27 RON (b) 529
1,275,000 Romania Government Bond Series 10Y, 8.25%,
9/29/32 RON (b) 318
2,122
Serbia (EUR) (1%
)
255,000 Serbia International Bond 144A, 3.13%, 5/15/27
EUR (b)(c) 257
South Africa (ZAR) (10%
)
52,665,000 Republic of South Africa Government Bond
Series R214, 6.50%, 2/28/41 ZAR (b) 1,778
29,335,000 Republic of South Africa Government Bond
Series 2037, 8.50%, 1/31/37 ZAR (b) 1,273
22,725,000 Republic of South Africa Government Bond
Series 2048, 8.75%, 2/28/48 ZAR (b) 939
5,700,000 Republic of South Africa Government Bond
Series 2035, 8.88%, 2/28/35 ZAR (b) 266
Principal
or Shares Security Description
Value
(000)
9,565,000 Republic of South Africa Government Bond
Series R186, 10.50%, 12/21/26 ZAR (b) $ 560
4,816
South Korea (MXN) (1%
)
5,000,000 Export-Import Bank of Korea Series 19, 7.93%,
7/30/26 MXN (b) 277
Thailand (THB) (6%
)
23,020,000 Thailand Government Bond , 1.59%, 12/17/35
THB (b) 595
18,600,000 Thailand Government Bond , 2.00%, 12/17/31
THB (b) 523
7,320,000 Thailand Government Bond , 2.00%, 6/17/42
THB (b) 186
8,910,000 Thailand Government Bond , 2.88%, 6/17/46
THB (b) 247
14,300,000 Thailand Government Bond , 3.30%, 6/17/38
THB (b) 441
25,990,000 Thailand Government Bond , 3.65%, 6/20/31
THB (b) 819
2,811
Ukraine (USD) (0%
)
205,000 Ukraine Government International Bond 144A,
6.88%, 5/21/31 (c) 62
United Kingdom (IDR) (1%
)
8,600,000,000 Standard Chartered Bank 144A, 6.50%, 2/20/31
IDR (b)(c) 574
United States (IDR) (1%
)
6,394,000,000 JPMorgan Chase Bank N.A. 144A, 9.50%,
7/17/31 IDR (b)(c) 511
Uruguay (UYU) (1%
)
2,158,843 Uruguay Government International Bond ,
3.88%, 7/02/40 UYU (b) 62
12,570,000 Uruguay Government International Bond ,
8.25%, 5/21/31 UYU (b) 320
6,820,000 Uruguay Government International Bond ,
9.75%, 7/20/33 UYU (b) 189
571
Uzbekistan (UZS) (1%
)
2,960,000,000 Republic of Uzbekistan International Bond
144A, 14.00%, 7/19/24 UZS (b)(c) 251
Total Bonds
(Cost - $48,166) 47,122
Investment Company (1%)
505,465 Payden Cash Reserves Money Market Fund*
(Cost - $505)  505
Total Investments (Cost - $48,671)  (96%)
47,627
Other Assets, net of Liabilities ( 4% )
1,870
Net Assets (100%)
$ 49,497
* Affiliated investment.
(a) Yield to maturity at time of purchase.
(b) Principal in foreign currency.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 2,343
USD  484 HSBC Bank USA, N.A. 09/27/2023 $ 7
COP 2,128,000
USD  502 Citibank, N.A. 08/17/2023 38
IDR 4,835,000
USD  318 Barclays Bank PLC 09/25/2023 2
INR 59,580
USD  722 Barclays Bank PLC 09/15/2023 1
KZT 109,200
USD  244 BNP PARIBAS 08/25/2023 –
MXN 1,440
USD  84 Goldman Sachs & Co. 10/13/2023 1
MYR 2,352
USD  514 Barclays Bank PLC 10/13/2023 10
PEN 543
USD  150 BNP PARIBAS 09/15/2023 –
PLN 10,163
USD  2,474 BNP PARIBAS 08/24/2023 60
THB 7,690
USD  221 Barclays Bank PLC 08/21/2023 4
USD 295
RON  1,297 Barclays Bank PLC 08/21/2023 6
USD 296
CLP  240,400 BNP PARIBAS 09/15/2023 11
USD 432
CNH  3,077 HSBC Bank USA, N.A. 08/14/2023 1
141
Liabilities:
CLP 385,068 USD  478 Barclays Bank PLC 09/15/2023 (21)
CNH 4,260 USD  620 HSBC Bank USA, N.A. 08/14/2023 (23)
CZK 26,180 USD  1,218 HSBC Bank USA, N.A. 08/22/2023 (14)
HUF 139,300 USD  402 HSBC Bank USA, N.A. 08/17/2023 (8)
IDR 3,375,000 USD  225 Barclays Bank PLC 09/25/2023 (2)
MXN 1,930 USD  114 HSBC Bank USA, N.A. 10/13/2023 –
PEN 753 USD  209 HSBC Bank USA, N.A. 09/15/2023 (1)
THB 72,950 USD  2,137 Barclays Bank PLC 08/21/2023 (2)
USD 265 PHP  14,800 Barclays Bank PLC 08/22/2023 (5)
USD 21 RON  94 BNP PARIBAS 08/21/2023 –
USD 231 TND  750 BNP PARIBAS 10/12/2023 (9)
USD 998 COP  4,626,000 Citibank, N.A. 08/17/2023 (176)
USD 1,129 MXN  19,650 Goldman Sachs & Co. 10/13/2023 (29)
USD 280 CZK  6,170 HSBC Bank USA, N.A. 08/22/2023 (4)
USD 964 PEN  3,536 HSBC Bank USA, N.A. 09/15/2023 (13)
USD 495 EUR  458 HSBC Bank USA, N.A. 09/20/2023 (9)
USD 588 ZAR  11,040 HSBC Bank USA, N.A. 09/26/2023 (26)
USD 495 BRL  2,409 HSBC Bank USA, N.A. 09/27/2023 (9)
(351)
Net Unrealized Appreciation (Depreciation)
$(210)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(000s)
Short Contracts:
U.S. Treasury 10-Year Note Future 7 Sep-23 $ (780) $ 14 $ 14
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Receive Fixed 8.15% Monthly,
Pay Variable 11.49% (MXIBTIIE) Monthly 07/30/2032 MXN 2,800 $(2) $– $(2)

Payden Mutual Funds
Payden Emerging Markets Local Bond Fund
continued
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Receive Fixed 8.29% Monthly,
Pay Variable 11.5084% (MXIBTIIE) Monthly 03/23/2033 MXN 8,000 – – –
10-Year Interest Rate Swap, Receive Fixed 8.635% Monthly,
Pay Variable 11.4865% (MXIBTIIE) Monthly 08/30/2032 MXN 5,600 7 – 7
10-Year Interest Rate Swap, Receive Fixed 8.80% Monthly,
Pay Variable 11.508% (MXIBTIIE) Monthly 06/25/2032 MXN 3,500 6 – 6
10-Year Interest Rate Swap, Receive Fixed 8.81% Monthly,
Pay Variable 11.508% (MXIBTIIE) Monthly 06/24/2032 MXN 5,700 11 – 11
5-Year Interest Rate Swap, Receive Fixed 2.4875% Quarterly,
Pay Variable 2.00% (CNRR007) Quarterly 04/25/2027 CNY 3,740 3 – 3
$25 $– $25